Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors	12 Months Ended
Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Schedule of Condensed Financial Statements for Parent, Guarantors and Non-Guarantors [Text Block]
Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors

The Company's March 2019 Notes, March 2020 Notes, March 2022 Notes and March 2023 Notes (together, “Guaranteed Notes”) each are fully and unconditionally guaranteed on a joint and several basis by certain of our 100% owned domestic subsidiaries (collectively referred to as the “Guarantor Subsidiaries”). The total assets, stockholders' equity, revenues, earnings and cash flows from operating activities of the Guarantor Subsidiaries reflect the majority of the consolidated total of such items as of or for the periods reported. The consolidated subsidiaries of the Company that are not guarantors of the Guaranteed Notes (the “Non-Guarantor Subsidiaries”) include: foreign operations in Canada, Mexico, Chile, Argentina, Puerto Rico and China, certain non-operating U.S. subsidiaries and Joint Ventures not 100% owned.
In accordance with Rule 3-10 of Regulation S-X, the following tables present condensed consolidating financial statements including Rock-Tenn Company (the “Parent”), the Guarantor Subsidiaries, the Non-Guarantor Subsidiaries and eliminations. Such financial statements include Condensed Consolidating Balance Sheets as of September 30, 2012 and 2011 and the related Condensed Consolidating Statements of Income and Cash Flows for each of the three years in the period ended September 30, 2012.

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.1	$8,225.3	$1,648.3	$(666.1)	$9,207.6
Cost of goods sold	—	6,816.5	1,366.1	(507.7)	7,674.9
Gross profit	0.1	1,408.8	282.2	(158.4)	1,532.7
Selling, general and administrative expenses	2.3	797.7	127.5	—	927.5
Restructuring and other costs, net	2.6	47.6	25.0	—	75.2
Operating profit	(4.8)	563.5	129.7	(158.4)	530.0
Interest expense	(106.4)	(46.3)	(29.4)	62.4	(119.7)
Loss on extinguishment of debt	(25.9)	—	—	—	(25.9)
Interest income and other income (expense), net	51.7	(147.0)	0.6	96.0	1.3
Equity in income of unconsolidated entities	—	3.4	—	—	3.4
Equity in income of consolidated entities	302.4	15.7	—	(318.1)	—
Income before income taxes	217.0	389.3	100.9	(318.1)	389.1
Income tax benefit (expense)	32.1	(134.9)	(34.1)	—	(136.9)
Consolidated net income	249.1	254.4	66.8	(318.1)	252.2
Less: Net income attributable to noncontrolling interests	—	(2.7)	(0.4)	—	(3.1)
Net income attributable to Rock-Tenn Company shareholders	$249.1	$251.7	$66.4	$(318.1)	$249.1
Comprehensive income attributable to Rock-Tenn Company shareholders	$47.8	$46.7	$63.6	$(110.3)	$47.8

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.5	$4,815.6	$956.1	$(372.6)	$5,399.6
Cost of goods sold	0.6	3,932.6	738.8	(264.3)	4,407.7
Gross profit	(0.1)	883.0	217.3	(108.3)	991.9
Selling, general and administrative expenses	1.7	447.6	91.9	—	541.2
Restructuring and other costs, net	19.4	72.7	1.2	—	93.3
Operating profit	(21.2)	362.7	124.2	(108.3)	357.4
Interest expense	(84.2)	(125.1)	(21.7)	142.1	(88.9)
Loss on extinguishment of debt	(38.6)	(0.9)	—	—	(39.5)
Interest income and other income (expense), net	61.5	(40.4)	(2.3)	(33.8)	(15.0)
Equity in income of unconsolidated entities	—	1.9	(0.4)	—	1.5
Equity in income of consolidated entities	191.2	44.6	0.1	(235.9)	—
Income before income taxes	108.7	242.8	99.9	(235.9)	215.5
Income tax benefit (expense)	32.4	(73.0)	(28.9)	—	(69.5)
Consolidated net income	141.1	169.8	71.0	(235.9)	146.0
Less: Net income attributable to noncontrolling interests	—	(4.9)	—	—	(4.9)
Net income attributable to Rock-Tenn Company shareholders	$141.1	$164.9	$71.0	$(235.9)	$141.1
Comprehensive (loss) income attributable to Rock-Tenn Company shareholders	$(65.9)	$(45.6)	$21.7	$23.9	$(65.9)

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended September 30, 2010
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Net sales	$0.1	$2,697.0	$460.9	$(156.6)	$3,001.4
Cost of goods sold, net	—	2,042.0	342.1	(102.8)	2,281.3
Gross profit	0.1	655.0	118.8	(53.8)	720.1
Selling, general and administrative expenses	1.4	297.4	41.1	—	339.9
Restructuring and other costs, net	—	4.3	3.1	—	7.4
Operating profit	(1.3)	353.3	74.6	(53.8)	372.8
Interest expense	(70.2)	(76.1)	(8.3)	79.1	(75.5)
Loss on extinguishment of debt	(2.8)	—	—	—	(2.8)
Interest income and other income (expense), net	73.1	(48.2)	0.5	(25.3)	0.1
Equity in income of unconsolidated entities	—	0.8	—	—	0.8
Equity in income of consolidated entities	226.3	24.8	—	(251.1)	—
Income before income taxes	225.1	254.6	66.8	(251.1)	295.4
Income tax benefit (expense)	0.5	(45.1)	(20.1)	—	(64.7)
Consolidated net income	225.6	209.5	46.7	(251.1)	230.7
Less: Net income attributable to noncontrolling interests	—	(5.1)	—	—	(5.1)
Net income attributable to Rock-Tenn Company shareholders	$225.6	$204.4	$46.7	$(251.1)	$225.6
Comprehensive income attributable to Rock-Tenn Company shareholders	$241.8	$216.7	$49.2	$(265.9)	$241.8

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$37.2	$—	$37.2
Restricted cash	40.6	—	—	—	40.6
Accounts receivable, net	—	110.5	1,026.6	(61.5)	1,075.6
Inventories	—	700.1	161.8	—	861.9
Other current assets	33.2	142.8	25.7	(27.2)	174.5
Intercompany receivables	396.8	793.1	148.2	(1,338.1)	—
Total current assets	470.6	1,746.5	1,399.5	(1,426.8)	2,189.8
Net property, plant and equipment	—	5,102.9	508.5	—	5,611.4
Goodwill	—	1,761.4	103.9	—	1,865.3
Intangibles, net	—	782.9	12.2	—	795.1
Intercompany notes receivable	768.0	403.3	0.7	(1,172.0)	—
Investments in consolidated subsidiaries	5,642.3	365.8	—	(6,008.1)	—
Other assets	42.9	123.6	59.0	—	225.5
	$6,923.8	$10,286.4	$2,083.8	$(8,606.9)	$10,687.1
LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$202.9	$—	$58.4	$—	$261.3
Accounts payable	—	642.4	128.0	(61.5)	708.9
Accrued compensation and benefits	—	178.2	33.2	—	211.4
Other current liabilities	43.7	160.7	49.5	(27.2)	226.7
Intercompany payables	602.4	658.0	77.7	(1,338.1)	—
Total current liabilities	849.0	1,639.3	346.8	(1,426.8)	1,408.3
Long-term debt due after one year	2,555.7	—	595.5	—	3,151.2
Intercompany notes payable	109.3	733.9	328.8	(1,172.0)	—
Pension liabilities, net of current portion	—	1,283.0	210.1	—	1,493.1
Postretirement benefit liabilities, net of current portion	—	102.1	52.1	—	154.2
Deferred income taxes	—	861.3	27.5	—	888.8
Other long-term liabilities	4.1	166.5	3.3	—	173.9
Redeemable noncontrolling interests	—	7.5	3.9	—	11.4
Total Rock-Tenn Company shareholders' equity	3,405.7	5,492.3	515.8	(6,008.1)	3,405.7
Noncontrolling interests	—	0.5	—	—	0.5
Total equity	3,405.7	5,492.8	515.8	(6,008.1)	3,406.2
	$6,923.8	$10,286.4	$2,083.8	$(8,606.9)	$10,687.1

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$3.6	$38.1	$—	$41.7
Restricted cash	41.1	—	—	—	41.1
Accounts receivable, net	—	96.1	1,062.0	(48.5)	1,109.6
Inventories	—	685.3	164.5	—	849.8
Other current assets	32.6	144.2	32.3	(22.4)	186.7
Intercompany receivables	788.8	1,580.5	85.7	(2,455.0)	—
Total current assets	862.5	2,509.7	1,382.6	(2,525.9)	2,228.9
Net property, plant and equipment	—	5,002.2	525.0	—	5,527.2
Goodwill	—	1,738.7	100.7	—	1,839.4
Intangibles, net	—	786.2	13.2	—	799.4
Intercompany notes receivable	756.1	247.8	—	(1,003.9)	—
Investments in consolidated subsidiaries	5,909.3	355.5	—	(6,264.8)	—
Other assets	49.6	105.4	26.1	(10.0)	171.1
	$7,577.5	$10,745.5	$2,047.6	$(9,804.6)	$10,566.0
LIABILITIES AND EQUITY
Current liabilities:
Current portion of debt	$118.1	$18.4	$6.8	$—	$143.3
Accounts payable	7.7	685.6	135.9	(48.5)	780.7
Accrued compensation and benefits	—	186.3	33.7	—	220.0
Other current liabilities	97.6	59.2	39.9	(22.4)	174.3
Intercompany payables	1,465.1	939.3	50.6	(2,455.0)	—
Total current liabilities	1,688.5	1,888.8	266.9	(2,525.9)	1,318.3
Long-term debt due after one year	2,485.1	10.5	806.9	—	3,302.5
Intercompany notes payable	32.3	707.0	264.6	(1,003.9)	—
Pension liabilities, net of current portion	—	1,234.3	196.7	—	1,431.0
Postretirement benefit liabilities, net of current portion	—	105.3	49.9	—	155.2
Deferred income taxes	—	837.1	—	(10.0)	827.1
Other long-term liabilities	—	146.2	7.1	—	153.3
Redeemable noncontrolling interests	—	6.3	—	—	6.3
Total Rock-Tenn Company shareholders' equity	3,371.6	5,809.3	455.5	(6,264.8)	3,371.6
Noncontrolling interests	—	0.7	—	—	0.7
Total equity	3,371.6	5,810.0	455.5	(6,264.8)	3,372.3
	$7,577.5	$10,745.5	$2,047.6	$(9,804.6)	$10,566.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2012
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by operating activities	$132.9	$540.0	$151.4	$(167.6)	$656.7
Investing activities:
Capital expenditures	—	(426.5)	(25.9)	—	(452.4)
Cash paid for the purchase of a leased facility	—	(17.0)	—	—	(17.0)
Cash paid for purchase of business, net of cash acquired	(93.5)	(32.1)	—	—	(125.6)
Investment in unconsolidated entities	—	(1.7)	—	—	(1.7)
Return of capital from unconsolidated entities	—	1.8	—	—	1.8
Proceeds from sale of property, plant and equipment	—	17.9	22.6	—	40.5
Proceeds from property, plant and equipment insurance settlement	—	10.2	—	—	10.2
Intercompany notes issued	(36.1)	(156.2)	—	192.3	—
Intercompany notes proceeds	27.6	1.8	—	(29.4)	—
Intercompany capital investment	(89.3)	—	—	89.3	—
Intercompany return of capital	378.9	—	—	(378.9)	—
Net cash provided by (used for) investing activities	187.6	(601.8)	(3.3)	(126.7)	(544.2)
Financing activities:
Proceeds from issuance of notes	1,442.2	—	—	—	1,442.2
Additions to revolving credit facilities	687.4	—	60.7	—	748.1
Repayments of revolving credit facilities	(674.4)	—	(85.4)	—	(759.8)
Additions to debt	227.1	—	99.5	—	326.6
Repayments of debt	(1,527.6)	(28.8)	(247.2)	—	(1,803.6)
Debt issuance costs	(16.2)	—	—	—	(16.2)
Cash paid for debt extinguishment costs	(14.0)	—	—	—	(14.0)
Issuances of common stock, net of related minimum tax withholdings	5.2	—	—	—	5.2
Excess tax benefits from share-based compensation	—	10.0	—	—	10.0
(Repayments to) advances from consolidated entities	(470.6)	505.9	(35.3)	—	—
Advances from unconsolidated entity	—	0.2	—	—	0.2
Cash dividends paid to shareholders	(56.5)	—	—	—	(56.5)
Cash distributions paid to noncontrolling interests	—	—	(0.8)	—	(0.8)
Intercompany notes borrowing	76.9	35.6	79.8	(192.3)	—
Intercompany notes payments	—	(10.0)	(19.4)	29.4	—
Intercompany capital receipt	—	39.3	50.0	(89.3)	—
Intercompany capital return	—	(378.9)	—	378.9	—
Intercompany dividends	—	(115.1)	(52.5)	167.6	—
Net cash (used for) provided by financing activities	(320.5)	58.2	(150.6)	294.3	(118.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	1.6	—	1.6
Decrease in cash and cash equivalents	—	(3.6)	(0.9)	—	(4.5)
Cash and cash equivalents at beginning of period	—	3.6	38.1	—	41.7
Cash and cash equivalents at end of period	$—	$—	$37.2	$—	$37.2

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2011
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by (used for) operating activities	$50.3	$1,051.6	$(601.1)	$(39.1)	$461.7
Investing activities:
Capital expenditures	—	(172.2)	(27.2)	—	(199.4)
Cash paid for purchase of business, net of cash acquired	(1,300.1)	—	—	—	(1,300.1)
Investment in unconsolidated entities	—	(2.0)	—	—	(2.0)
Return of capital from unconsolidated entities	—	0.8	0.2	—	1.0
Proceeds from sale of property, plant and equipment	—	7.4	1.2	—	8.6
Proceeds from property, plant and equipment insurance settlement	—	0.5	—	—	0.5
Intercompany notes issued	(16.7)	(39.5)	—	56.2	—
Intercompany notes proceeds	174.4	270.0	8.9	(453.3)	—
Intercompany capital investment	(1,171.7)	(207.1)	—	1,378.8	—
Intercompany return of capital	102.3	2.1	—	(104.4)	—
Net cash used for investing activities	(2,211.8)	(140.0)	(16.9)	877.3	(1,491.4)
Financing activities:
Additions to revolving credit facilities	553.2	—	249.4	—	802.6
Repayments of revolving credit facilities	(562.5)	—	(2.0)	—	(564.5)
Additions to debt	2,225.0	—	652.4	—	2,877.4
Repayments of debt	(626.6)	(1,169.1)	(170.6)	—	(1,966.3)
Debt issuance costs	(43.8)	—	—	—	(43.8)
Cash paid for debt extinguishment costs	(37.9)	—	—	—	(37.9)
Issuances of common stock, net of related minimum tax withholdings	25.2	—	—	—	25.2
Advances from (repayments to) consolidated entities	657.9	(598.5)	(59.4)	—	—
Advances from unconsolidated entity	—	1.7	—	—	1.7
Cash dividends paid to shareholders	(37.6)	—	—	—	(37.6)
Cash distributions paid to noncontrolling interests	—	—	(5.2)	—	(5.2)
Intercompany notes borrowing	17.5	—	38.7	(56.2)	—
Intercompany notes payments	(8.9)	(174.4)	(270.0)	453.3	—
Intercompany capital receipt	—	1,136.7	242.1	(1,378.8)	—
Intercompany capital return	—	(102.3)	(2.1)	104.4	—
Intercompany dividends	—	(2.7)	(36.4)	39.1	—
Net cash provided by (used for) financing activities	2,161.5	(908.6)	636.9	(838.2)	1,051.6
Effect of exchange rate changes on cash and cash equivalents	—	—	3.9	—	3.9
Increase in cash and cash equivalents	—	3.0	22.8	—	25.8
Cash and cash equivalents at beginning of period	—	0.6	15.3	—	15.9
Cash and cash equivalents at end of period	$—	$3.6	$38.1	$—	$41.7

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended September 30, 2010
			Non-
		Guarantor	Guarantor		Consolidated
	Parent	Subsidiaries	Subsidiaries	Eliminations	Total
	(In millions)
Operating activities:
Net cash provided by operating activities	$221.5	$332.8	$33.8	$(210.8)	$377.3
Investing activities:
Capital expenditures	—	(95.4)	(10.8)	—	(106.2)
Cash paid for purchase of business, net of cash acquired	—	—	(23.9)	—	(23.9)
Investment in unconsolidated entities	—	(0.3)	—	—	(0.3)
Return of capital from unconsolidated entities	—	0.8	—	—	0.8
Proceeds from sale of property, plant and equipment	—	3.1	0.5	—	3.6
Intercompany notes issued	(13.0)	(54.6)	(8.9)	76.5	—
Intercompany notes proceeds	156.7	—	100.7	(257.4)	—
Intercompany capital investment	(7.3)	(2.6)	—	9.9	—
Intercompany return of capital	123.8	1.4	—	(125.2)	—
Net cash provided by (used for) investing activities	260.2	(147.6)	57.6	(296.2)	(126.0)
Financing activities:
Additions to revolving credit facilities	182.3	—	7.4	—	189.7
Repayments of revolving credit facilities	(185.4)	—	(12.3)	—	(197.7)
Additions to debt	—	2.3	152.0	—	154.3
Repayments of debt	(194.1)	(2.2)	(170.0)	—	(366.3)
Debt issuance costs	(0.1)	—	(0.1)	—	(0.2)
Issuances of common stock, net of related minimum tax withholdings	(0.6)	—	—	—	(0.6)
Purchases of common stock	(3.6)	—	—	—	(3.6)
Excess tax benefits from share-based compensation	—	4.3	—	—	4.3
Capital contributed to consolidated subsidiary from noncontrolling interest	—	—	1.4	—	1.4
(Repayments to) advances from consolidated entities	(180.0)	138.5	41.5	—	—
Advances from unconsolidated entity	—	1.7	—	—	1.7
Cash dividends paid to shareholders	(23.4)	—	—	—	(23.4)
Cash distributions paid to noncontrolling interests	—	—	(6.9)	—	(6.9)
Intercompany notes borrowing	23.8	—	52.7	(76.5)	—
Intercompany notes payments	(100.7)	(156.7)	—	257.4	—
Intercompany capital receipt	—	7.3	2.6	(9.9)	—
Intercompany capital return	—	(5.1)	(120.1)	125.2	—
Intercompany dividends	—	(175.6)	(35.2)	210.8	—
Net cash used for financing activities	(481.8)	(185.5)	(87.0)	507.0	(247.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.1	—	0.1
(Decrease) increase in cash and cash equivalents	(0.1)	(0.3)	4.5	—	4.1
Cash and cash equivalents at beginning of period	0.1	0.9	10.8	—	11.8
Cash and cash equivalents at end of period	$—	$0.6	$15.3	$—	$15.9